Property and Equipment by Asset Category (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Property, Plant and Equipment [Line Items]
Land and premises	$ 230.3	10,259.7	9,764.9
Software and systems	159.1	7,087.9	5,918.8
Equipment and furniture	661.3	29,451.7	25,198.6
Property and equipment, at cost	1,050.7	46,799.3	40,882.3
Less: Accumulated depreciation	537.0	23,918.1	18,579.5
Property and equipment, net	$ 513.7	22,881.2	22,302.8